INCOME TAX EXPENSES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
Dividend tax rate	10.00%	10.00%	10.00%
Net operating loss carryforwards	$ 108,216			¥ 701,004
Unrecognized tax benefits	$ 38	$ 38	¥ 244	¥ 244	¥ 244	¥ 282
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration dates	Jan. 01, 2016
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration dates	Dec. 31, 2019
Earliest Tax Year [Member] | PRC Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2010
Latest Tax Year [Member] | PRC Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2015